Other Expenses, Net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Expenses, Net
8)	OTHER EXPENSES, NET
The detail of the line item “Other expenses, net” for the years 2021, 2020 and 2019 is as follows:

	2021	2020	2019

Sale of emission Allowances (note 3.19) 1	$600	—	—
Impairment losses 2	(536)	(1,520)	(64)
Results from the sale of assets and others 3	(136)	(115)	(217)
Incremental costs and expenses related to the COVID-19 Pandemic (note 2)	(26)	(48)	—
Restructuring costs 4	(17)	(81)	(48)
Charitable contributions	(1)	(3)	(5)

	$(116)	(1,767)	(334)

1
During March 2021, considering CEMEX’s targets fo
r
 the reduction of CO
2
emissions (note 3.4), as well as the innovative technologies and considerable capital investments that have to be deployed to achieve such goals, CEMEX sold 12.3 million Allowances in several transactions for $600. The Company had accrued such Allowances as of the end of Phase III under the EU ETS, which finalized on December 31, 2020.
2
In 2021, includes aggregate impairment losses of goodwill of $440 related to the operating segments in Spain, the United Arab Emirates and the Information Technology business (note 17.2), impairment losses of internally developed software capitalized in prior years and other intangible assets of $53 (note 17.1), as well as impairment losses of fixed assets of $43 (note 16.1). In 2020, include impairment losses of goodwill and other intangible assets of $1,020 and $194, respectively, related to CEMEX’s assets and its Reporting Segment in the United States (notes 17.1 and 17.2), as well as impairment losses of fixed assets of $306, mainly related to idle assets in the United States, Spain and the United Kingdom (note 16.1). In 2019, includes impairment losses of fixed assets of $64 (note 16.1).

3	In 2021, 2020 and 2019, includes $29, $11 and $55, respectively, in connection with property damages and natural disasters (note 26.1).
4	Restructuring costs mainly refer to severance payments and the definite closing of operating sites.